Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

10          Cash and cash equivalents

	2021	2020

	US$’000
Bank balances and cash in hand	499,301	187,125
Demand deposits	1,043,999	383,289
	1,543,300	570,414

The Group’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets are disclosed in Note 29.